NOTES PAYABLE: Schedule of Debt (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Due to Related Parties	$ 94,040	$ 170,866
Unsecured Debt 1
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Due to Related Parties	$ 866	$ 866
Unsecured Debt 3
Debt Instrument, Interest Rate, Effective Percentage	10.00%	8.00%
Unsecured Debt 2
Due to Related Parties	$ 93,174	$ 170,000